Principal Activities and Reorganization - Consolidated Financial Information of Consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,727,029		¥ 676,579		$ 877,706
Accounts receivable	419,317		265,302		64,263
Inventories, net	616,808		504,049		94,530
Prepayments and other current assets	304,641		115,231		46,688
Total current assets	7,088,528		1,571,825		1,086,364
Property and equipment, net	285,297		109,410		43,724
Goodwill	20,596		20,596		3,156
Intangible assets, net	189,090		10,028
Deferred tax assets	597		4,233		91
Other non-current assets	152,058		30,879		23,304
Total non-current assets	1,219,210		438,492		186,851
Total assets	8,307,738		2,010,317		1,273,215
Accounts payable	466,705		400,542		71,526
Advances from customers	6,228		3,177		954
Accrued expenses and other liabilities	411,944		191,065
Income tax payables	18,686		74,644		2,864
Total current liabilities	1,130,677		763,343		173,282
Deferred tax liabilities	1,557		1,742		239
Total liabilities	1,444,144		936,130		$ 221,323
Net income (loss)	(2,688,415)	$ (412,017)	75,359	¥ (40,124)
Net cash provided by operating activities	(983,368)	(150,707)	(6,179)	(96,207)
Net cash used in investing activities	(508,832)	(77,982)	(148,172)	(7,877)
Net cash used in financing activities	6,680,869	1,023,888	795,231	123,678
Net increase in cash and cash equivalents and restricted cash	5,056,813	$ 774,991	651,517	¥ 20,384
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	31,147		3,022
Accounts receivable	7,331		9,492
Inventories, net	1,050		14,683
Prepayments and other current assets	15,973		11,772
Amounts due from non-VIE subsidiaries	111		49,536
Total current assets	55,612		88,505
Property and equipment, net	16,020		2,036
Goodwill			20,596
Intangible assets, net	289		6,997
Deferred tax assets			133
Other non-current assets	457
Total non-current assets	16,766		29,762
Total assets	72,378		118,267
Accounts payable	6,892		19,461
Advances from customers	6,156		3,155
Accrued expenses and other liabilities	42,874		12,120
Income tax payables	929		7,290
Amounts due to non-VIE subsidiaries	50,591		60,711
Total current liabilities	107,442		102,737
Deferred tax liabilities			1,742
Total liabilities	107,442		104,479
Net revenues	907,735		251,385
Net income (loss)	(176,187)		(15,066)
Net cash provided by operating activities	47,830		3,022
Net cash used in investing activities	(17,102)
Net cash used in financing activities	(2,603)
Net increase in cash and cash equivalents and restricted cash	¥ 28,125		¥ 3,022